VESSELS AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Summary Rollforward of Vessels and equipment
Movements in the three years ended December 31, 2018 may be summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2015	1,311,544	(122,346)	1,189,198
Transfers from Newbuildings	532,766	—
Additions	215	—
Depreciation	—	(53,369)
Impairment loss	(36,311)	18,099
Disposals	(173,203)	—
Balance at December 31, 2016	1,635,011	(157,616)	1,477,395
Depreciation	—	(77,547)
Additions	894	—
Transfers from Newbuildings	941,388	—
Balance at December 31, 2017	2,577,293	(235,163)	2,342,130
Depreciation	—	(96,438)
Additions	467
Transfers from Newbuildings	230,596
Balance at December 31, 2018	2,808,356	(331,601)	2,476,755